Schedule of revenue by type of services (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 173,484	$ 237,014	$ 128,531
Professional Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	128,466	175,510	76,826
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	15,892	21,712	4,284
Sales of Goods [Member]
Disaggregation of Revenue [Line Items]
Revenue	27,807	37,990	47,421
Consignment Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,319	$ 1,802